Commitments and Contingencies . (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity
The following table represents the Company’s commitments as of December 31, 2018 including future minimum lease payments required under noncancelable lease obligations:

(in thousands)	Capital Lease Obligations	Operating Lease Obligations	Purchase Commitments
Year Ended December 31,
2019	$44	$1,264	$22,440
2020	34	1,104	—
2021	28	1,088	—
2022	19	593	—
2023	6	542	—
Thereafter	—	859	—
		$5,450	$22,440
Total minimum lease payments	$131
Less: imputed interest (4.1% to 15.9%)	(11)
Total capital lease obligations	$120
Less: current portion of capital lease obligations	44
Long-term capital lease obligations	$76